Business and Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Business and Summary of Significant Accounting Policies

Note 1. Business and Summary of Significant Accounting Policies

Merger with Newtown

On October 12, 2021, Cyxtera Cybersecurity, Inc., a Delaware corporation doing business as AppGate (“Appgate,” the “Company,” “we,” “us,” or “our”), successfully completed its merger (the “Merger”) with a direct, wholly owned subsidiary of Newtown Lane Marketing, Incorporated, a public company incorporated in Delaware (“Newtown”). In connection with the Merger, Appgate changed its legal name to Appgate Cybersecurity, Inc. and upon closing of the Merger, Newtown changed its name to Appgate, Inc. Common stock of Appgate, Inc. is now quoted on the OTC under the symbol “APGT”. Appgate, Inc. intends to seek to uplist to Nasdaq or the NYSE as soon as possible following satisfaction of applicable listing requirements, which is expected to occur during the first half of 2022. In connection with the closing of the Merger, Appgate issued an additional $25.0 million in aggregate principal balance in convertible notes to Magnetar.

As of September 30, 2021, we had deferred specific incremental transaction costs within prepaid and other current assets of $2.6 million, of which $1.5 million is included in accrued expenses in the condensed consolidated balance sheet. Such costs were recorded as additional paid-in capital upon close of the Merger.

Sale of Brainspace

On September 30, 2020, Appgate adopted a plan for the sale of Brainspace Corporation (“Brainspace”), a formerly wholly owned subsidiary of Appgate, which met the criteria for discontinued operations under ASC Topic 205-20, Presentation of Financial Statements — Discontinued Operations — see Note 3 for discontinued operations disclosures. We executed a securities purchase agreement with respect to the sale of 100% of the outstanding equity interests of Brainspace for cash consideration of $125.0 million on December 17, 2020, and the sale transaction closed on January 20, 2021. Brainspace offers a comprehensive and advanced data analytics platform for investigations, eDiscovery, intelligence mining, and compliance.

Basis of Presentation and Use of Estimates

The accompanying unaudited condensed consolidated financial statements have been prepared by our management and reflect all adjustments, consisting only of normal recurring adjustments, which in the opinion of management are necessary to fairly state the financial position and the results of operations for the interim periods presented. The condensed consolidated balance sheet data as of December 31, 2020 has been derived from our audited consolidated financial statements as of that date. The condensed consolidated financial statements have been prepared in accordance with the regulations of the Securities and Exchange Commission (“SEC”) but omit certain information and footnote disclosure necessary to present the statements in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). For further information, refer to our audited consolidated financial statements as of and for the year ended December 31, 2020. Results for the interim periods are not necessarily indicative of results to be expected for the entirety of 2021.

All references to “$” or “dollars” are to the currency of the United States (“U.S.”) unless otherwise indicated. We operate on a calendar year basis. References to 2020, for example, refer to our year ended December 31, 2020.

Risks and Uncertainties due to COVID-19 Pandemic

The COVID-19 pandemic continues to evolve and disrupt normal activities in many segments of the U.S. and global economies even as COVID-19 vaccines have been and continue to be administered in 2021. Much uncertainty still surrounds the pandemic, including its duration and ultimate overall impact on our operations. Management continues to carefully evaluate potential outcomes and has plans to continue mitigating related risks. While the COVID-19 pandemic did not have a material impact on our business, financial condition or results of operations for 2020 or the three and nine months ended September 30, 2021, management took measures during such periods to minimize the risks from the pandemic. Those measures were aimed at safeguarding the Company, and the health, safety and wellbeing of our employees and customers.

Net (Loss) Income Per Share

On February 7, 2021, Appgate effected a 500-for-1 split of its common stock in the form of a stock dividend to SIS Holdings LP (“SIS Holdings”), the only stockholder of record as of the record date for the split. Immediately prior to the split, Appgate had one (1) share of common stock outstanding. As a result of the split, as of September 30, 2021, SIS Holdings owned 500 shares of Appgate’s common stock, which represented 100% of Appgate’s outstanding shares of common stock as of such date. Net (loss) income per share amounts for all periods presented has been retrospectively adjusted for the stock split.

Debt Issuance Costs and Fees

Debt issuance costs and fees are capitalized and amortized over the term of the related loans based on the effective interest method. Such amortization is a component of interest expense, net on the condensed consolidated statements of operations. Debt issuance costs related to outstanding debt are presented as a reduction of the carrying amount of the debt liability on our condensed consolidated balance sheets.

Recently Adopted Accounting Pronouncements

In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2019-12, Income Taxes (Topic 740) (“ASU 2019-12”): Simplifying the Accounting for Income Taxes. The new standard eliminates certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences related to changes in ownership of equity method investments and foreign subsidiaries. The guidance also simplifies aspects of accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. For public business entities, it is effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. Early adoption is permitted. We adopted this standard on January 1, 2021. The adoption of this standard did not have a material impact to our consolidated financial statements.

In August 2020, the FASB issued ASU No. 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, designed to reduce the complexity and improve comparability of financial reporting associated with accounting for convertible instruments and contracts in an entity’s own equity. Key changes in the ASU include:

•     Convertible debt will no longer be bifurcated into debt and equity for most convertible securities, thus improving the U.S. GAAP interest expense treatment;

•     Precludes the use of the treasury stock method for convertible securities with flexible settlement with net share settlement intent;

•     Removes the following features required for equity contracts to be exempt from derivative accounting: (a) to consider whether a contract would be settled in registered shares, (b) to consider whether collateral is required to be posted and (c) to assess shareholder rights;

•     Enhances information transparency by making targeted improvements to disclosure for convertible instruments and earnings-per share guidance; and

•     Clarifies that an average market price for a given reporting period (and not the quarter-end stock price) should be used to calculate any in-the-money share dilution.

The ASU allows entities to adopt the guidance through either a modified retrospective method (i.e., applying changes on an ongoing basis) or fully retrospective method (i.e., applying changes retrospectively). The new standard is effective for smaller reporting companies defined for fiscal years beginning after December 15, 2023, including the interim periods within those fiscal years. Early adoption is permitted for fiscal years beginning after December 15, 2020, including interim periods. We adopted this standard on January 1, 2021. The adoption of this standard did not have a material impact to our consolidated financial statements.

Description of the Business

Cyxtera Cybersecurity, Inc., a Delaware corporation doing business as AppGate (“Appgate,” the “Company,” “we,” “us,” or “our”), is a cybersecurity company that protects against breaches and fraud through innovative, identity-centric, Zero Trust solutions. Appgate exists to provide modern enterprises with a solution to increasingly common cyber-attacks, against which traditional cybersecurity tools are proving ineffective. We sell and deliver our solutions using a combination of term-based license subscriptions, perpetual licenses and software-as-a-service (“SaaS”), together with related support services. We were incorporated in Delaware in October 2016 and conduct business worldwide. Our headquarters is in Coral Gables, Florida.

Formation and Cyxtera Spin-Off

Prior to December 31, 2019, Appgate was wholly owned by Cyxtera Technologies, Inc. (“Cyxtera” or “former Parent”).

On December 31, 2019, the boards of directors of SIS Holdings GP LLC (“SIS GP”), the sole general partner of SIS Holdings LP, Cyxtera’s then sole stockholder (“SIS Holdings”), and Cyxtera, approved several transactions to reorganize Cyxtera’s cybersecurity business. In connection with the reorganization, Cyxtera redeemed, cancelled and retired 0.04 of a share of its common stock, par value $0.01, held by SIS Holdings, representing the relative fair value of all of the outstanding equity interests of Cyxtera’s cybersecurity business, in exchange for the transfer by Cyxtera of all issued and outstanding equity interests of the cybersecurity business (the “Cyxtera Spin-Off”) to SIS Holdings. The Cyxtera Spin-Off was accounted for as a common control transaction. Accordingly, the Cyxtera Spin-Off was accounted for by Appgate as a carve out from Cyxtera and has been accounted for based upon the guidance in Accounting Standards Codification (“ASC”) Topic 805-50, Business Combinations, which requires receiving entities to recognize the net assets received at their historical carrying amounts.

Transactions with former Parent recognized in our consolidated statements of changes in stockholder’s equity resulted from carve out adjustments related to transactions with and allocations from our former Parent.

Sale of Brainspace

On September 30, 2020, Appgate adopted a plan for the sale of Brainspace Corporation (“Brainspace”), which met the criteria for discontinued operations under ASC Topic 205-20, Presentation of Financial Statements — Discontinued Operations — see Note 3 for discontinued operations disclosures. We executed a securities purchase agreement with respect to the sale of 100% of the outstanding equity interests of Brainspace for cash consideration of $125.0 million on December 17, 2020, and the sale transaction closed on January 20, 2021. Brainspace offers a comprehensive and advanced data analytics platform for investigations, eDiscovery, intelligence mining, and compliance.

Merger with Newtown Lane

On February 8, 2021, we entered into an agreement and plan of reorganization (the “Merger Agreement”) with Newtown Lane Marketing, Incorporated, a public company incorporated in Delaware (“Newtown”), and Newtown Merger Sub Corp., a Delaware corporation and wholly owned subsidiary of Newtown (“Merger Sub”). Pursuant to the Merger Agreement, Merger Sub has agreed to merge with and into Appgate (the “Merger”), with Appgate surviving the Merger as a wholly owned subsidiary of Newtown. Upon consummation of the Merger, Newtown will change its name to “Appgate, Inc.” The Merger is expected to be consummated during the fourth quarter of the calendar year 2021.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and, for periods prior to December 31, 2019, in accordance with Securities and Exchange Commission (“SEC”) guidance for carve-out financial statements. While Appgate is a separate legal and reporting entity, the term carve-out as used herein applies to general purpose financial statements of an operating unit, usually not itself a separate legal or reporting entity, which are derived or carved-out of those of a larger entity. In the opinion of management, all adjustments (consisting of normal accruals) considered for a fair presentation have been included.

In connection with the formation of Cyxtera in 2017, Cyxtera and all of Cyxtera’s subsidiaries and controlled affiliates as of such date, including Appgate (collectively, the “Company Group”), entered into an Intercompany Master Services Agreement (the “Intercompany Master Services Agreement”). Under the Intercompany Master Services Agreement, Cyxtera Management, Inc., a wholly owned subsidiary of Cyxtera (the “Management Company”), agreed to provide certain services to other members of the Company Group from time to time, including financial, accounting, administrative, facilities and other services. For the year ended December 31, 2019 and prior, Cyxtera allocated a portion of the Management Company’s general and administrative, depreciation and amortization, interest and certain other expenses to Appgate using the direct allocation method based on direct usage when identifiable or the most relevant allocation method to the services being provided. These allocation methods included the following methods applied consistently: (i) sales bookings; (ii) revenue; (iii) number of customers; (iv) number of employees; (v) number of vendor payments; and (vi) number of customer invoices. In 2019, operating expenses allocated to Appgate in such manner were as follows (in thousands):

2019
General and administrative	$19,698
Depreciation and amortization	1,411
Interest expense, net	182
Other expenses, net	22
Total	$21,313

In the opinion of management, the assumptions and method of allocating these costs were reasonable. However, such expenses are not indicative of, nor is it practical or meaningful for the Company to estimate for all historical periods presented, the actual level of expenses that would have been incurred had we been operating as a separate, stand-alone public company.

All references to “$” or “dollars” are to the currency of the United States (“U.S.”) unless otherwise indicated. We operate on a calendar year basis. References to 2020, for example, refer to our year ended December 31, 2020.

Principles of Consolidation

The consolidated financial statements include the accounts of Appgate and the accounts of entities in which Appgate has a controlling financial interest, the usual condition of which is ownership of a majority voting interest. All material intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported and disclosed in the financial statements and accompanying notes. Such estimates include, but are not limited to, the determination of revenue recognition, deferred revenue, deferred contract acquisition costs, valuation of goodwill and acquired intangible assets, the period of benefit generated from our deferred contract acquisition costs, allowance for doubtful accounts, valuation of equity awards, useful lives of property and equipment, useful lives of acquired intangible assets, valuation of deferred tax assets and liabilities, fair value of our promissory notes, and the discount rate used for operating leases. Management determines these estimates and assumptions based on historical experience and on various other assumptions that are believed to be reasonable. Actual results could differ significantly from these estimates, and such differences may be material to the consolidated financial statements.

Risks and Uncertainties due to COVID-19 Pandemic

The COVID-19 pandemic continues to evolve and disrupt normal activities in many segments of the U.S. and global economies even as COVID-19 vaccines have been and continue to be administered in 2021. Much uncertainty still surrounds the pandemic, including its duration and ultimate overall impact on our operations. Management continues to carefully evaluate potential outcomes and has plans to mitigate related risks. While the COVID-19 pandemic did not have a material impact on our business, financial condition or results of operations for 2020, management took measures during such period to minimize the risks from the pandemic. Those measures were aimed at safeguarding the Company, and the health, safety and wellbeing of our employees and customers.

Foreign Currency

Our reporting currency is the U.S. dollar. The functional currency of our foreign subsidiaries is generally the currency of the economic environment in which a particular subsidiary primarily does business. Accordingly, monetary assets and liabilities of our foreign subsidiaries are re-measured into U.S. dollars at the exchange rates in effect at the reporting date, non-monetary assets and liabilities are re-measured at historical rates, and revenue and expenses are re-measured at average exchange rates in effect during each reporting period. The effects of translation adjustments are reported as a component of accumulated other comprehensive income (loss) in the consolidated statements of stockholder’s equity. Foreign currency transaction gains and losses are recorded in other expense, net in the consolidated statements of operations. We recognized re-measurement losses of $0.1 million and $0.3 million in 2020 and 2019, respectively.

Financial Instruments and Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents and accounts receivable. Our cash and cash equivalents and restricted bank deposits are invested with major banks in the United States, Latin America, Europe and Asia. Generally, these investments may be redeemed upon demand, and we believe that the financial institutions that hold our cash deposits are financially sound and, accordingly, subject us to minimal credit risk.

Our trade receivables are mainly derived from sales to a diverse set of customers located in the following main geographical regions: United States and Canada (“US&C”); Latin America (“LATAM”); Europe, the Middle East and Africa (“EMEA”); and Asia Pacific (“APAC”). Concentration of credit risk with respect to trade receivables is mitigated by credit limits, ongoing credit evaluation and account monitoring procedures.

As of December 31, 2020 and 2019, none of our customers comprised more than 10% of our accounts receivable, net.

Segment Information

We operate as one reportable and operating segment. Our chief operating decision maker is our chief executive officer, who reviews financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance and allocating resources.

Revenue Recognition

We primarily sell our software through on-premise term-based license agreements, perpetual license agreements and SaaS subscriptions, which allow our customers to use our SaaS services without taking possession of the software. Our products offer substantially the same functionality whether our customers receive them through a perpetual or term-based license or a SaaS arrangement. Our agreements with customers for software licenses may include maintenance contracts and may also include professional services contracts. Maintenance revenues consist of fees for providing unspecified software updates and technical support for our products for a specified term, which is typically one to three years. We offer a portfolio of professional services and extended support contract options to assist our customers with integration, optimization, training and ongoing advanced technical support. We also generate revenue from threat advisory services, including penetration testing, application assessments, vulnerability analysis, reverse engineering, architecture review and source code review.

Under ASC Topic 606, Revenue from Contracts with Customers, we recognize revenue when the customer obtains control of the promised goods or services in an amount that reflects the consideration that we expect to receive in exchange for those goods or services. Our contracts include varying terms and conditions and identifying and evaluating the impact of these terms and conditions on revenue recognition requires significant judgment. In determining the appropriate amount of revenue to be recognized as we fulfill our obligations under each of our agreements, we perform the following steps:

(i) identification of the contract with a customer;

We enter into contracts with customers through order forms, which in some cases are governed by master sales agreements. We determine that we have a contract with a customer when the order form has been approved by us, each party’s rights regarding the products or services to be transferred can be identified, the payment terms for the services can be identified, we have determined that the customer has the ability and intent to pay and the contract has commercial substance. We apply judgment in determining the customer’s ability and intent to pay, which is based on a variety of factors, including the customer’s historical payment experience or, in the case of a new customer, credit, reputation and financial or other information pertaining to the customer. At contract inception, we evaluate whether two or more contracts should be combined and accounted for as a single contract and whether the combined or single contract includes more than one performance obligation. We also evaluate termination rights at contract inception to determine the impact, if any, on the contractual term.

(ii) determination of whether the promised goods or services are performance obligations;

Performance obligations promised in a contract are identified based on the products and services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the products or services either on their own or together with other resources that are readily available from third parties or from us, and are distinct in the context of the contract, whereby the transfer of the products and services is separately identifiable from other promises in the contract.

Our term-based license arrangements include both an obligation to provide the right to use our software, as well as an obligation to provide support and maintenance for the duration of the term. Our perpetual software licenses include the perpetual obligation to provide the right to use our software and may include an obligation to provide support and maintenance for a limited period of time. Our SaaS products provide access to SaaS services as well as support, which we consider to be a single performance obligation.

Services-related performance obligations relate to software installation and the provision of consulting and training services. Software-installation services are distinct from subscriptions and do not result in significant customization of the software.

We have concluded that our contracts with customers do not contain warranties that give rise to a separate performance obligation.

(iii) measurement of the transaction price;

The transaction price is the amount of consideration we expect to be entitled to receive in exchange for transferring our products and services to a customer, excluding amounts collected on behalf of third parties. The consideration promised in our contracts with customers may include fixed amounts, variable amounts, or both. Revenues from usage-based royalty arrangements for distinct on-premise licenses and SaaS subscriptions are recognized as the end user usage occurs. For usage-based arrangements with a fixed minimum guarantee amount, the minimum amount is generally recognized upfront when the software is made available to the customer.

(iv) allocation of the transaction price to the performance obligations; and

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. For contracts that contain multiple distinct performance obligations, we allocate the transaction price to each performance obligation based on a relative standalone selling price (“SSP”). We determine the transaction price with reference to the SSP of the various performance obligations inherent within a contract. The SSP is determined based on the prices at which we separately sell these products, assuming the majority of these fall within a pricing range. In instances where SSP is not directly observable, such as when we do not sell the software license separately, we derive the SSP utilizing market conditions and other factors, including customer type, market conditions and pricing objectives, historical sales data, and negotiated discounts from price lists, if any, that can require significant judgement.

(v) recognition of revenue when the Company satisfies each performance obligation;

Revenue is recognized at the time the related performance obligation is satisfied by transferring the promised product or service to the customer. Our term-based and perpetual license arrangements include both upfront revenue recognition when the distinct license is made available to the customer, as well as revenue recognized ratably over the contract period for support and maintenance based on the stand-ready nature of these elements. Revenue on our SaaS arrangements is recognized ratably over the contract period as we satisfy the performance obligation, beginning on the date our service is made available to our customers.

Professional services and other revenue consist primarily of fees from professional services provided to our customers and partners to configure and optimize the use of our solutions, as well as training services related to the configuration and operation of our solutions. Our professional services are priced on a time and materials basis, which is generally invoiced monthly and for which revenue is recognized as the services are performed. Revenue from our training services and sponsorship fees is recognized on the date the services are complete.

We generate sales directly through our sales team and through our channel partners. Sales to channel partners are made at a discount, and revenues are recorded at this discounted price once all of the revenue recognition criteria above are met. To the extent that we offer rebates, incentives or joint marketing funds to such channel partners, recorded revenues are reduced by those amounts. Channel partners generally receive an order from an end-customer prior to placing an order with us. Payment from channel partners is generally not contingent on the partner’s collection from end-customers. We are generally the party primarily responsible for fulfilling the promise to provide the specified good or service to the end customer. Accordingly, for sales through our channel partners, we generally are considered the principal to the end customer and thus, we report revenue on a gross basis.

Any sales taxes collected from customers and remitted directly to government authorities are excluded from revenue and cost of sales.

Incremental Costs to Obtain a Contract with a Customer

We capitalize incremental costs associated with obtaining customer contracts, specifically certain commission payments. We pay commissions based on contract value upon signing a new arrangement with a customer and upon renewal and upgrades of existing contracts with customers only if the renewal and upgrades result in an incremental increase in contract value. We also incur commission expense on an ongoing basis based upon revenue recognized. In these cases, no incremental costs are deferred, as the commissions are earned and expensed in the same period for which the associated revenue is recognized. Based on the nature of our technology and services, and the rate at which we continually enhance and update our technology, the expected life of the customer arrangement is determined to be approximately five years. Commissions for new arrangements and incremental renewals are both amortized over approximately five years. Amortization is primarily included in sales and marketing expense in the consolidated statements of operations. The current portion of deferred commission and incentive payments is included in deferred contract acquisitions costs, current, and the long-term portion is included in deferred contract acquisition costs, noncurrent on our consolidated balance sheets.

Accounts Receivable and Allowance

Accounts receivable are recorded at the invoiced amount and are non-interest bearing. Accounts receivable are stated at their realizable value, net of an allowance for doubtful accounts. We have a well-established collections history from our customers. Credit is extended to customers based on an evaluation of their financial condition and other factors. In determining the necessary allowance for doubtful accounts, management considers the current aging and financial condition of our customers, the amount of receivables in dispute and current payment patterns. The allowance for doubtful accounts has historically not been material. We do not have any off-balance-sheet credit exposure related to our customers.

Cash Equivalents

We classify all highly liquid instruments with an original maturity of three months or less as cash equivalents.

Restricted Cash

Restricted cash consists of amounts invested in guaranteed investment certificates, which are required as collateral for the Company’s letters of credit and credit cards issued to several employees.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market, or if none exists, the most advantageous market, for the specific asset or liability at the measurement date (the exit price). The fair value is based on assumptions that market participants would use when pricing the asset or liability. The fair values are assigned a level within the fair value hierarchy, depending on the source of the inputs to the calculation, as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.

Level 3 — Unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

Property and Equipment, Net

Property and equipment, net is stated at historical cost net of accumulated depreciation. Property and equipment, excluding leasehold improvements, are depreciated using the straight-line method over the estimated useful lives of the respective assets, generally ranging from three to seven years. Leasehold improvements are amortized using the straight-line method over the shorter of the estimated useful lives of the respective assets or the lease term.

Expenditures for maintenance and repairs are expensed as incurred and significant improvements and betterments that substantially enhance the life of an asset are capitalized.

Software Development Costs

Research and development costs for software to be sold, leased or marketed are expensed as incurred up to the point of technological feasibility for the related software product. We have not capitalized development costs for software to be sold, leased or marketed to date, as the software development process is essentially completed concurrently with the establishment of technological feasibility. As such, these costs are expensed as incurred and recognized in research and development costs in the consolidated statements of operations.

Software developed for internal use, with no substantive plans to market such software at the time of development, are capitalized and included in property and equipment, net in the consolidated balance sheets. Costs incurred during the preliminary planning and evaluation and post implementation stages of the project are expensed as incurred. Costs incurred during the application development stage of the project are capitalized.

Business Combinations

We account for our business combinations using the acquisition method of accounting, which requires, among other things, allocation of the fair value of purchase consideration to the tangible and intangible assets acquired and liabilities assumed at their estimated fair values on the acquisition date. The excess of the fair value of purchase consideration over the values of these identifiable assets and liabilities is recorded as goodwill. When determining the fair value of assets acquired and liabilities assumed, we make estimates and assumptions, especially with respect to intangible assets. Our estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ materially from estimates. During the measurement period, not to exceed one year from the date of acquisition, we may record adjustments to the assets acquired and liabilities assumed, with a corresponding offset to goodwill if new information is obtained related to facts and circumstances that existed on the acquisition date. After the measurement period, any subsequent adjustments are reflected in the consolidated statements of operations. Acquisition costs, such as legal and consulting fees, are expensed as incurred.

Goodwill and Other Long-Lived Assets, including Acquired Intangible Assets

Goodwill represents the excess of the fair value of purchase consideration in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill amounts are not amortized, but rather tested for impairment at least annually or more often if circumstances indicate that the carrying value may not be recoverable. Upon the Cyxtera Spin-Off, our opening carve-out consolidated financial statements included the goodwill balances carried over from Cyxtera in connection with Cyxtera’s acquisition of the entities that formed Appgate, less impairments.

Acquired intangible assets consist of identifiable intangible assets, including developed technology, trademarks and tradenames, and customer relationships, resulting from business combinations. Acquired finite-lived intangible assets are initially recorded at fair value and are amortized on a straight-line basis over their estimated useful lives. Amortization expense of trademarks and tradenames, and customer relationships is recorded primarily within depreciation and amortization in the consolidated statements of operations. Amortization expense of developed technology is recorded within cost of revenue in the consolidated statements of operations.

Long-lived assets, such as property and equipment and acquired intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. We measure the recoverability of these assets by comparing the carrying amounts to the future undiscounted cash flows that these assets are expected to generate. If the total of the future undiscounted cash flows are less than the carrying amount of an asset, we record an impairment charge for the amount by which the carrying amount of the asset exceeds the fair value. No impairment of long-lived assets was recorded during 2020 and 2019.

Assets Held for Sale

We consider assets to be held for sale when management, with appropriate authority, approves and commits to a formal plan to actively market the assets for sale at a price reasonable in relation to their estimated fair value, the assets are available for immediate sale in their present condition, an active program to locate a buyer has been initiated, the sale of the assets is probable and expected to be completed within one year and it is unlikely that significant changes will be made to the plan. Upon designation as held for sale, we record the assets at the lower of their carrying value or their estimated fair value, reduced for the cost to dispose the assets, and cease to record depreciation and amortization expenses on the assets.

Assets and liabilities of a discontinued operation are reclassified for all comparative periods presented in the consolidated balance sheet. Refer to Note 3 — Discontinued Operations for additional information regarding our assets and liabilities held for sale.

Discontinued Operations

We report financial results for discontinued operations separately from continuing operations to distinguish the financial impact of disposal transactions from ongoing operations. Discontinued operations reporting occurs only when the disposal of a component or a group of components of the Company (i) meets the held-for-sale classification criteria, is disposed of by sale, or disposed of other than by sale, and (ii) represents a strategic shift that will have a major effect on our operations and financial results. The results of operations and cash flows of a discontinued operation are restated for all comparative periods presented. Unless otherwise noted, discussion in the notes to our consolidated financial statements refers to the Company’s continuing operations only. Refer to Note 3 — Discontinued Operations for additional information regarding our discontinued operations.

Operating and Finance Leases

We enter into operating lease arrangements for real estate assets related to office space and colocation assets related to space and racks at data center facilities. Operating leases related balances are included in “operating lease right-of-use assets,” “operating lease liabilities, current,” and “operating lease liabilities, noncurrent” in our consolidated balance sheets. Right-of-use assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make payments arising from the lease.

We determine if an arrangement contains a lease at inception based on whether there is an identified asset and whether the Company controls the use of the identified asset throughout the period of use. We classify leases as either financing or operating. Our finance leases are not significant to any of the periods presented. Operating lease right-of-use assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Lease payments consist of the fixed payments under the arrangement. Variable costs, such as maintenance and utilities based on actual usage, are not included in the measurement of right-to-use assets and lease liabilities but are expensed and disclosed when the event determining the amount of variable consideration to be paid occurs.

As the implicit rate of our leases is not determinable, we use an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. The lease expense is recognized on a straight-line basis over the lease term.

We generally use the base, non-cancelable lease term when recognizing the right-of-use assets and lease liabilities, unless it is reasonably certain that a renewal or termination option will be exercised. We account for lease components and non-lease components as a single lease component for all classes of underlying assets. Right-of-use assets are assessed for impairments consistent with our long-lived asset policy.

Leases with a term of twelve months or less are deemed short-term leases and are not recognized on the consolidated balance sheets for all classes of underlying assets. We recognize lease expense for these leases on a straight-line basis over the term of the lease and provide appropriate disclosures.

Equity-based Compensation

SIS Holdings issued equity awards in the form of profit interest units (“PIUs”) to certain employees of Appgate and its affiliates. Compensation expense related to PIU awards is based on the fair value of the underlying units on the grant date. Fair value of PIUs is estimated using a Black-Scholes option pricing model (“OPM”), which requires assumptions as to expected volatility, dividends, term, and risk-free rates. These PIUs vest based on a service condition. For additional information regarding equity-based compensation, see Note 11 — Profit Interest Units of SIS Holdings LP.

Research and Development

Our research and development expenses support our efforts to add new features to our existing offerings and to ensure the reliability, availability and scalability of our solutions. Our research and development teams employ software engineers in the design and the related development, testing, certification and support of our solutions. Accordingly, the majority of our research and development expenses result from employee-related costs, including salaries, bonuses and benefits and costs associated with technology tools used by our engineers.

Advertising Expenses

Advertising expenses are charged to sales and marketing expense in the consolidated statements of operations as incurred. We recognized advertising expense of $0.3 million and $0.4 million in 2020 and 2019, respectively.

Legal Contingencies

We may be subject to legal proceedings and litigation arising from time to time. We record a liability when we believe that it is both probable that a loss has been incurred and the amount can be reasonably estimated. We periodically evaluate developments in our legal matters that could affect the amount of liability that we accrue, if any, and adjust, as appropriate. Until the final resolution of any such matter for which we may be required to record a liability, there may be a loss exposure in excess of the liability recorded and such amount could be significant. We expense legal fees as incurred.

Income Taxes

Through December 31, 2019, operations of the Company were included in the consolidated U.S. federal, state, local and foreign income tax returns, filed by Cyxtera, where applicable. Income tax expense and other income tax related information contained in the consolidated financial statements is presented on a separate return basis as if we filed our own tax returns for 2019.

Our income taxes, as presented in the consolidated financial statements, may not be indicative of the income taxes we will incur in the future. In jurisdictions in which we were included in Cyxtera’s tax returns, any income taxes payable/receivable resulting from the related income tax provisions have been reflected in the balance sheets of each separate entity’s provision. See Note 2 — Transactions with Former Parent — Cyxtera.

We account for income taxes using the asset and liability method. Deferred income taxes are recognized by applying the enacted statutory tax rates applicable to future years to differences between the carrying amounts of existing assets and liabilities and their respective tax bases and net operating loss and tax credit carryforwards. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance to amounts that are more likely than not to be realized.

We recognize tax benefits from uncertain tax positions only if we believe that it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement.

On December 22, 2017, the U.S. Tax Cuts and Jobs Act of 2017 (the “Tax Act”) was signed into law. The Tax Act revised U.S. corporate income tax law by, among other things, reducing the U.S. federal corporate income tax rate to 21 percent, imposed a minimum tax on foreign earnings related to intangible assets called global intangible low-taxed income (“GILTI”), a one-time transition tax on previously unremitted foreign earnings, and modified the taxation of other income and expense items. With regards to the GILTI minimum tax, foreign earnings are reduced by the profit attributable to tangible assets and a deductible allowance of up to 50 percent, subject to annual limitations. For GILTI, we have elected to account for the impact of the minimum tax as a period cost when incurred.

The effects of the Tax Act on the measurement of deferred tax assets and liabilities and other aspects of our income tax provision are described in greater detail in Note 14 — Income Taxes.

Comprehensive Loss

Comprehensive loss consists of two components, net loss and other comprehensive income (loss). Other comprehensive income (loss) refers to unrealized foreign currency gains or losses that are recorded as an element of stockholder’s equity and are excluded from net loss.

Net Loss Per Share

The Company does not have any instruments that would be dilutive to common stockholders.

As described in Notes 10 and 17, on February 7, 2021, Appgate effected a 500-for-1 split of its common stock in the form of a stock dividend to SIS Holdings, the only stockholder of record as of the record date for the split. Immediately prior to the split, Appgate had one (1) share of common stock outstanding. Following the split, SIS Holdings held 500 shares of Appgate’s common stock, which represents 100% of Appgate’s currently outstanding shares of common stock. Net income (loss) per share for all periods presented has been retrospectively adjusted for the stock split.

Recently Adopted Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), as amended, which requires recognition of lease assets and liabilities for leases with terms of more than 12 months. This standard is effective for fiscal years beginning after December 15, 2018, with early adoption permitted. We adopted this standard effective January 1, 2019 using the transitional provision which allows for the adoption of Topic 842 to be applied on a modified retrospective basis at the beginning of the fiscal year of adoption. Our transition to ASC 842 represents a change in accounting principle and did not result in any impact to shareholders’ equity. As of January 1, 2019, we recognized approximately $2.9 million as an operating lease right-of-use asset, $1.3 million as an operating lease liability, current, and $1.6 million as an operating lease liability, noncurrent, on our consolidated balance sheet. We have elected the package of practical expedients permitted under the transition guidance, which allows us to carryforward our historical lease classification, our assessment on whether a contract is or contains a lease, and our initial direct costs for any leases that existed prior to adoption of the new standard. We have also elected to combine lease and non-lease components for real estate and colocation arrangements. In addition, we elected not to recognize lease liabilities and related right-of-use assets for leases that, at the lease commencement date, have a lease term of 12 months or less.

Recently Issued Accounting Pronouncements Not Yet Adopted

In August 2020, the FASB issued ASU No. 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, designed to reduce the complexity and improve comparability of financial reporting associated with accounting for convertible instruments and contracts in an entity’s own equity. Key changes in the ASU include:

•     Convertible debt will no longer be bifurcated into debt and equity for most convertible securities, thus improving the U.S. GAAP interest expense treatment;

•     Precludes the use of the treasury stock method for convertible securities with flexible settlement with net share settlement intent;

•     Removes the following features required for equity contracts to be exempt from derivative accounting: (a) to consider whether a contract would be settled in registered shares, (b) to consider whether collateral is required to be posted and (c) to assess shareholder rights;

•     Enhances information transparency by making targeted improvements to disclosure for convertible instruments and earnings-per share guidance; and

•     Clarifies that an average market price for a given reporting period (and not the quarter-end stock price) should be used to calculate any in-the-money share dilution.

The ASU allows entities to adopt the guidance through either a modified retrospective method (i.e., applying changes on an ongoing basis) or fully retrospective method (i.e., applying changes retrospectively). The new standard is effective for smaller reporting companies defined for fiscal years beginning after December 15, 2023, including the interim periods within those fiscal years. Early adoption is permitted for fiscal years beginning after December 15, 2020, including interim periods. We adopted this standard on January 1, 2021. The adoption of this standard did not have a material impact to our consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740) (“ASU 2019-12”): Simplifying the Accounting for Income Taxes. The new standard eliminates certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences related to changes in ownership of equity method investments and foreign subsidiaries. The guidance also simplifies aspects of accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. For public business entities, it is effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. Early adoption is permitted. We adopted this standard on January 1, 2021. The adoption of this standard did not have a material impact to our consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This standard amends guidance on reporting credit losses for assets held at amortized cost basis and available-for-sale debt securities to require that credit losses on available-for-sale debt securities be presented as an allowance rather than as a write-down. The measurement of credit losses for newly recognized financial assets and subsequent changes in the allowance for credit losses are recorded in the statements of operations. This standard is effective for smaller reporting companies for fiscal years beginning after December 15, 2022, with early adoption permitted. We plan to adopt this standard effective January 1, 2023 using the modified retrospective transition method. We are currently evaluating the potential impact of this standard on our consolidated financial statements and related disclosures.